Note 2 - Allowance for Credit Losses	3 Months Ended
Mar. 31, 2022
Notes
Note 2 - Allowance for Credit Losses

Note 2 – Allowance for Credit Losses

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio.  Management estimates and evaluates the allowance for credit losses utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in segments, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate then may be adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects Management’s best estimate of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were substantially exhausted for that particular segment.  Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI).  To evaluate the overall adequacy of the Company’s allowance for credit losses, Management considers the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, adequate for expected losses in the current loan portfolio.  As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates.  Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and estimating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge-off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on grade delinquency rules, generally when two payments remain unpaid on precomputed loans or when the interest paid-to-date on an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on when the interest paid-to-date on an interest-bearing loan is less than 60 days past due. There were no loans that met the non-accrual policy still accruing interest at March 31, 2022 or December 31, 2021. The Company’s principal balances on non-accrual loans by loan class as of March 31, 2022 and December 31, 2021 are as follows:

Loan Class	March 31, 2022	December 31, 2021

Live Check Consumer Loans	$ 6,078,780	$ 6,254,394
Premier Consumer Loans	2,278,766	2,253,818
Other Consumer Loans	24,682,665	25,229,846
Real Estate Loans	1,275,451	1,286,609
Sales Finance Contracts	3,859,098	3,532,183
Total	$ 38,174,760	$ 38,556,850

An age analysis of principal balances on past due loans, segregated by loan class, as of March 31, 2022 and December 31, 2021 follows:

March 31, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 4,551,246	$ 1,995,548	$ 3,927,175	$ 10,473,969
Premier Loans	1,330,890	684,610	1,227,352	3,242,852
Other Consumer Loans	17,402,721	10,028,641	18,384,653	45,816,015
Real Estate Loans	775,625	314,274	1,298,104	2,388,003
Sales Finance Contracts	2,427,192	1,460,136	2,410,980	6,298,308
Total	$ 26,487,674	$ 14,483,209	$ 27,248,264	$ 68,219,147

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,752,871	$ 2,446,703	$ 3,597,241	$ 8,796,815
Premier Loans	915,525	554,662	1,260,027	2,730,214
Other Consumer Loans	15,190,957	9,270,399	18,579,878	43,041,234
Real Estate Loans	656,780	440,155	1,117,924	2,214,859
Sales Finance Contracts	2,176,581	1,134,376	2,385,007	5,695,964
Total	$ 21,692,714	$ 13,846,295	$ 26,940,077	$ 62,479,086

While delinquency rating analysis is the primary credit quality indicator, we also consider the ratio of bankrupt accounts to the total loan portfolio in evaluating whether any qualitative adjustments were necessary to the allowance for credit losses. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding at was 1.28% and 1.27% at March 31, 2022 and December 31, 2021, respectively.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For consumer and real estate segments, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the principal balance on loans based on payment activity as of March 31, 2022:

Payment Performance - Net Balance by Origination Year
	2022(1)	2021	2020	2019	2018	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 59,569	$ 65,858	$ 6,809	$ 1,384	$ 148	$ 22	$ 133,790
Nonperforming	506	5,245	438	46	2	-	6,237
	$ 60,075	$ 71,103	$ 7,247	$ 1,430	$ 150	$ 22	$ 140,027
Premier Loans:
Performing	$ 20,951	$ 59,079	$ 16,193	$ 5,281	$ 1,475	$ 202	$ 103,181
Nonperforming	30	1,398	641	182	51	-	2,302
	$ 20,981	$ 60,477	$ 16,834	$ 5,463	$ 1,526	$ 202	$ 105,483
Other Consumer Loans:
Performing	$ 143,035	$ 371,347	$ 62,674	$ 18,175	$ 5,114	$ 1,106	$ 601,451
Nonperforming	523	19,032	3,703	1,319	380	79	25,036
	$ 143,558	$ 390,379	$ 66,377	$ 19,494	$ 5,494	$ 1,185	$ 626,487
Real Estate Loans:
Performing	$ 1,979	$ 17,295	$ 7,218	$ 6,284	$ 4,524	$ 5,736	$ 43,036
Nonperforming	-	292	317	297	173	249	1,328
	$ 1,979	$ 17,587	$ 7,535	$ 6,581	$ 4,697	$ 5,985	$ 44,364
Sales Finance Contracts:
Performing	$ 19,942	$ 56,541	$ 30,766	$ 7,328	$ 1,622	$ 186	$ 116,385
Nonperforming	5	1,661	1,562	519	115	20	3,882
	$ 19,947	$ 58,202	$ 32,328	$ 7,847	$ 1,737	$ 206	$ 120,267

(1) Includes loans originated during the three-months ended March 31, 2022.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis.  As of March 31, 2022, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are mostly exhausted.  The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates.

Determining a proper allowance for credit losses is a critical accounting estimate which involves Management’s judgment with respect to certain relevant factors, such as historical and expected loss trends, unemployment rates in various locales, delinquency levels, bankruptcy trends and overall general and industry specific economic conditions.

The Company considered factors such as rising energy, food and services prices and the potential for further oil and commodity market disruptions from the Ukraine crisis.  Given increased wages, savings rates, spending on luxury goods, and remote work capability, Management anticipates the direct impact from recent gas prices will not be a significant factor in estimating expected losses.  The Company also considered the potential impact of increased central bank interest rates.  1st Franklin loans are contracted at a fixed rate; therefore, borrowers will not be affected by rising interest rates during the term of an existing loan.  Further, the Company’s historical loss history indicates that changes in central bank interest rates do not have a material direct impact to future loss rates.

However, Management determined that certain snapshot periods included in the estimation model benefited from government stimulus actions and the benefit to loss rates from those stimulus actions is expected to continue to decline over time.  1st Franklin’s expected credit loss model uses loss history from periods prior to government stimulus actions and from periods that may include the effect of government stimulus in estimating the allowance for expected credit losses.  Based on the increased impact of periods that include the benefit of government stimulus on loss rates and the aforementioned economic uncertainty, Management concluded that an adjustment was required to sufficiently provide for expected credit losses.  Management estimated an adjustment totaling $10.9 million by incorporating pre-pandemic loss rates in the estimation model.  The allowance for credit losses increased by $0.8 million to $68.1 million at March 31, 2022 compared to $67.3 million at December 31, 2021.

Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020.  The following table provides additional information on our allowance for credit losses based on a collective evaluation

	Three Months Ended March 31, 2022
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Beginning Balance	$ 10,649	$ 6,216	$ 44,646	$ 265	$ 5,535	$ 67,311
Provision for Credit Losses	5,637	910	8,598	(1)	1,313	16,457
Charge-offs	(4,673)	(1,166)	(13,556)	(10)	(1,602)	(21,007)
Recoveries	773	256	3,936	6	376	5,347
Ending Balance	$ 12,386	$ 6,216	$ 43,624	$ 260	$ 5,622	$ 68,108

	Three Months Ended
	March 31, 2022	March 31, 2021
Allowance for Credit Losses:
Beginning Balance	$ 67,311,208	$ 66,327,674
Provision for credit losses	16,456,849	6,593,962
Charge-offs	(21,007,553)	(15,029,442)
Recoveries	5,347,031	5,456,303
Ending balance; collectively evaluated for impairment	$ 68,107,534	$ 63,348,497

Finance Receivables Ending Balance	$ 1,036,628,659	$ 894,857,186

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended March 31, 2022.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,072	$ 2,036,589	$ 1,990,161
Premier Consumer Loans	196	1,317,857	1,262,864
Other Consumer Loans	4,535	17,081,461	16,386,143
Real Estate Loans	7	86,577	86,577
Sales Finance Contracts	221	1,581,176	1,492,524
Total	6,031	$ 22,103,660	$ 21,218,269

The following table presents a summary of loans that were restructured during the three months ended March 31, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	607	$ 1,135,707	$ 1,105,659
Premier Consumer Loans	118	706,551	670,776
Other Consumer Loans	2,986	10,641,761	10,194,316
Real Estate Loans	11	168,829	168,604
Sales Finance Contracts	215	1,384,117	1,352,988
Total	3,937	$ 14,036,965	$ 13,492,343

TDRs that occurred during the twelve months ended March 31, 2022 and subsequently defaulted during the three months ended March 31, 2022 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	361	$ 663,215
Premier Consumer Loans	46	234,097
Other Consumer Loans	1,226	2,747,964
Real Estate Loans	-	-
Sales Finance Contracts	46	219,891
Total	1,679	$ 3,865,167

TDRs that occurred during the twelve months ended March 31, 2021 and subsequently defaulted during the three months ended March 31, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	241	$ 437,937
Premier Consumer Loans	31	193,264
Other Consumer Loans	841	1,948,819
Real Estate Loans	-	-
Sales Finance Contracts	42	141,284
Total	1,155	$ 2,271,304

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of credit losses.